Segment Information - Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total assets	$ 22,535	$ 26,006	$ 68,935
Operating
Segment Reporting Information [Line Items]
Total assets	19,649	22,419
Operating | Sell-side advertising
Segment Reporting Information [Line Items]
Total assets	2,454	3,755	34,354
Operating | Buy-side advertising
Segment Reporting Information [Line Items]
Total assets	17,195	18,664	22,539
Corporate
Segment Reporting Information [Line Items]
Total assets	$ 2,886	$ 3,587	$ 12,042